Investment in Associates (Details) - Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates $ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 CAD ($) shares
NUAG [Member]
Investment in Associates (Details) - Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates [Line Items]
Balance, Number of shares beginning (in Shares) | shares		44,351,616	44,351,616	44,042,216	44,042,216
Balance, Amount, beginning		$ 43,253		$ 49,437
Balance, Value of common shares per quoted market price, beginning (in Dollars)			$ 119,621		$ 140,275
Participation in bought deal, Number of shares (in Shares) | shares		2,541,890	2,541,890
Participation in bought deal, Amount		$ 4,982
Dilution Gain (loss), Amount		$ 733
Purchase from open market, Number of shares (in Shares) | shares		11,200	11,200	309,400	309,400
Purchase from open market, Amount		$ 15		$ 874
Share of net loss, Amount	[1]	(1,784)		(2,411)
Share of other comprehensive income (Loss), Amount		(28)		(894)
Foreign exchange impact, Amount		$ (91)		$ (3,753)
Balance, Number of shares, ending balance (in Shares) | shares		46,904,706	46,904,706	44,351,616	44,351,616
Balance, Amount, ending balance		$ 47,080		$ 43,253
Balance, Value of common shares per quoted market price, ending balance (in Dollars)			$ 63,693		$ 119,621
TIN [Member]
Investment in Associates (Details) - Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates [Line Items]
Balance, Number of shares beginning (in Shares) | shares		19,514,285	19,514,285	15,514,285	15,514,285
Balance, Amount, beginning		$ 7,442		$ 7,404
Balance, Value of common shares per quoted market price, beginning (in Dollars)			$ 6,777		$ 6,208
Tincorp shares received under credit facility agreement, Number of shares (in Shares) | shares		350,000	350,000
Tincorp shares received under credit facility agreement, Amount		$ 78
Impairment, Amount		(4,251)
Dilution Gain (loss), Amount				$ (107)
Participation in private placement, Number of shares (in Shares) | shares				4,000,000	4,000,000
Participation in private placement, Amount				$ 1,181
Share of net loss, Amount	[2]	(908)		(490)
Share of other comprehensive income (Loss), Amount		(8)		8
Foreign exchange impact, Amount		$ (7)		$ (554)
Balance, Number of shares, ending balance (in Shares) | shares		19,864,285	19,864,285	19,514,285	19,514,285
Balance, Amount, ending balance		$ 2,346		$ 7,442
Balance, Value of common shares per quoted market price, ending balance (in Dollars)			$ 2,346		$ 6,777

[1]	NUAG’s fiscal year-end is on June 30. NUAG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.
[2]	TIN’s fiscal year-end is on December 31. TIN’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.